Loss per Share - Schedule of (Loss) Income per Share (Details) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Earnings per share [Abstract]
Basic weighted average number of common shares outstanding	90,005,128	82,871,284
Diluted weighted average common shares outstanding	90,005,128	82,871,284